DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, GOING CONCERN AND BASIS OF PRESENTATION (Details Narrative) - USD ($)						6 Months Ended	12 Months Ended
	Jul. 03, 2025	Apr. 30, 2025	Oct. 01, 2024	Feb. 18, 2022	Feb. 16, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 11, 2025	Jun. 18, 2025	May 20, 2025	Aug. 16, 2022
Shares issued price per share									$ 0.01
Stock issued during period new issue, shares	1,000
FUTURETECH II ACQUISITION CORP [Member]
Proceeds from issuance initial public offering				$ 117,300,000
Net proceeds from public offering and private placement				$ 117,300,000
Shares issued price per share				$ 10.00		$ 10.20
Current yield on the funds held in the trust account percentage		3.25%	3.72%
Offering cost				$ 5,688,352
Cash underwriting fees				1,725,000
Deferred underwriting fees				3,450,000		$ 3,450,000	$ 3,450,000	$ 3,450,000
Other deferred costs				$ 513,352
Cash						160,723	56,768	17,578
Working capital deficit						$ 5,484,501	$ 5,026,967	3,661,439
Percentage of assets held in trust required						80.00%	80.00%
Percentage of post transaction ownership required						50.00%	50.00%
Interest expense						$ 100,000	$ 100,000
Percentage of exercise tax to be imposed												1.00%
Cash exceed FDIC limits						0	0
Cash FDIC insured amount						250,000	250,000
Cash FDIC insured amount in excess							0	0
FDIC insured amount for securities in excess						8,883,890	26,197,350	61,589,164
Cash equivalents						0	0	0
Marketable securities held in trust account						9,133,890	26,447,350	61,839,164		$ 38,994	$ 38,994
Redemption amount payable							17,744,312
Due from sponsor							361,843	447,229
Unrecognized tax benefits						$ 0	0	0
Accrued for interest and penalties							0	0
FUTURETECH II ACQUISITION CORP [Member] | Common Class A [Member]
Temporary equity, aggregate amount of redemption requirement							9,080,744	$ 61,226,803
Common stock aggregate amount of redemption requirement							52,146,059
Common stock subject to possible redemption is due to a redemption							36,281,990
Redemption amount payable							17,744,312
Remeasurement adjustments							1,518,400
Due from sponsor							$ 361,843
IPO [Member] | FUTURETECH II ACQUISITION CORP [Member]
Sale of stock, number of shares issued				11,500,000
Proceeds from issuance initial public offering				$ 115,000,000
Shares issued price per share							$ 10.20
Cash held outside of trust account				700,000			$ 700,000
Payment of offering cost				513,352			513,352
Underwriter discount				$ 1,725,000			1,725,000
Private Placement [Member] | FUTURETECH II ACQUISITION CORP [Member] | Sponsor [Member]
Sale of stock, number of shares issued				520,075
Share price				$ 10.00	$ 10.00
Gross proceeds from private placement				$ 5,200,750
Stock issued during period new issue, shares					520,075
Proceeds from private placement					$ 5,200,750
Over-Allotment Option [Member] | FUTURETECH II ACQUISITION CORP [Member]
Offering cost							5,688,352
Cash underwriting fees							1,725,000
Deferred underwriting fees							3,450,000
Other deferred costs							$ 513,352